Share-based compensation - Schedule of non-vested restricted equity activity (Detail) - Restricted Stock [Member]	12 Months Ended
	Dec. 31, 2020 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted equity beginning balance | shares	2,049,466
Vested | shares	(62,105)
Forfeited | shares	(1,429,906)	[1]
Cancellation | shares	(557,455)	[2]
Non-vested restricted equity ending balance | shares
Weighted average grant-date fair vale Outstanding | ¥ / shares	¥ 31.50
Weighted average grant-date fair value, Vested | ¥ / shares	31.50
Weighted average grant-date fair value, Forfeited | ¥ / shares	31.50	[1]
Weighted average grant-date fair value, Cancellation | ¥ / shares	31.50	[2]
Weighted average grant-date fair vale Outstanding | ¥ / shares

[1]	In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.
[2]	In February 2020, the Group canceled 557,455 unvested restricted shares granted. The corresponding unrecognized share-based compensation expense of RMB7,451,210 was immediately recognized in the combined and consolidated statement of comprehensive income for the year ended December 31, 2020.